Schedule of Investments (unaudited) April 30, 2019	BlackRock Short Obligations Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Asset-Backed Securities — 0.3%
Carmax Auto Owner Trust, Series 2019-1, Class A2A, 3.02%, 07/15/22	USD 2,810	$2,819,560
Chase Issuance Trust, Series 2016-A2, Class A, 1.37%, 06/15/21	1,000	998,256
Mercedes-Benz Auto Receivables Trust, Series 2018-1, Class A2A, 2.71%, 04/15/21	998	998,536

Total Asset-Backed Securities — 0.3% (Cost: $4,804,961)		4,816,352

Corporate Bonds — 32.4%

Aerospace & Defense — 0.3%
Lockheed Martin Corp., 4.25%, 11/15/19	1,548	1,560,234
United Technologies Corp.(a):
(LIBOR USD 3 Month + 0.65%), 3.33%, 08/16/19	1,000	1,001,010
(LIBOR USD 3 Month + 0.35%), 3.09%, 11/01/19	1,800	1,801,986

		4,363,230

Automobiles — 1.9%(b)
BMW US Capital LLC:
(LIBOR USD 3 Month + 0.38%), 2.97%, 04/06/20(a)	4,350	4,356,448
3.25%, 08/14/20	880	885,294
2.95%, 04/14/22	4,000	4,013,347
Daimler Finance North America LLC:
2.25%, 09/03/19	3,562	3,555,170
(LIBOR USD 3 Month + 0.62%), 3.20%, 10/30/19(a)	500	500,683
2.30%, 01/06/20	2,000	1,991,538
(LIBOR USD 3 Month + 0.63%), 3.22%, 01/06/20(a)	750	750,954
3.10%, 05/04/20	5,576	5,589,621
2.30%, 02/12/21	2,000	1,978,012
Hyundai Capital America(a):
(LIBOR USD 3 Month + 0.80%), 3.40%, 04/03/20	425	425,112
(LIBOR USD 3 Month + 0.82%), 3.42%, 03/12/21	1,000	997,693
Nissan Motor Acceptance Corp.:
1.55%, 09/13/19	2,000	1,990,489
(LIBOR USD 3 Month + 0.39%), 2.99%, 09/28/20(a)	750	746,324
Volkswagen Group of America Finance LLC, 3.88%, 11/13/20	2,500	2,534,722

		30,315,407

Banks — 19.5%
ABN AMRO Bank NV(b):
2.45%, 06/04/20	13,974	13,924,742
2.65%, 01/19/21	2,000	1,992,840
(LIBOR USD 3 Month + 0.41%), 3.00%, 01/19/21(a)	8,400	8,409,962
(LIBOR USD 3 Month + 0.57%), 3.21%, 08/27/21(a)	1,000	1,003,510
ANZ New Zealand Int’l Ltd.(b):
2.60%, 09/23/19	1,000	999,499
2.75%, 01/22/21	6,083	6,071,283

Security	Par (000)	Value

Banks (continued)
Australia & New Zealand Banking Group Ltd.:
2.25%, 11/09/20	USD 2,425	$2,408,646
(LIBOR USD 3 Month + 0.32%), 3.02%, 11/09/20(a)(b)	1,500	1,501,833
2.70%, 11/16/20	7,130	7,129,731
4.88%, 01/12/21(b)	3,000	3,104,879
(LIBOR USD 3 Month + 0.87%), 3.52%, 11/23/21(a)(b)	8,000	8,085,574
Bank of America Corp., 2.63%, 10/19/20	4,000	4,002,589
Bank of Montreal, (LIBOR USD 3 Month + 0.34%), 2.94%, 07/13/20(a)	4,000	4,009,335
Bank of Nova Scotia (The), 2.05%, 06/05/19	2,000	1,998,902
Banque Federative du Credit Mutuel SA(b):
2.20%, 07/20/20	8,511	8,449,072
2.75%, 10/15/20	3,000	2,998,819
BNP Paribas SA, 5.00%, 01/15/21	13,000	13,480,775
Branch Banking & Trust Co.:
1.45%, 05/10/19	340	339,898
2.10%, 01/15/20	1,000	995,902
Canadian Imperial Bank of Commerce, (LIBOR USD 3 Month + 0.31%), 2.91%, 10/05/20(a)	1,000	1,001,634
Capital One NA:
2.40%, 09/05/19	3,000	2,995,775
2.35%, 01/31/20	3,000	2,989,901
Citibank NA:
2.10%, 06/12/20	2,000	1,987,696
(LIBOR USD 3 Month + 0.35%), 3.05%, 02/12/21(a)	1,000	1,000,590
(SOFRATE + 0.60%), 3.08%, 03/13/21(a)	3,460	3,461,666
(LIBOR USD 3 Month + 0.57%), 3.16%, 07/23/21(a)	1,000	1,004,496
(LIBOR USD 3 Month + 0.53%), 3.16%, 02/19/22(a)	2,000	2,009,275
Commonwealth Bank of Australia: 2.30%, 09/06/19	2,000	1,997,736
(LIBOR USD 3 Month + 0.45%), 3.05%, 03/10/20(a)(b)	1,135	1,138,657
5.00%, 03/19/20(b)	2,250	2,294,450
Cooperatieve Rabobank UA:
(LIBOR USD 3 Month + 0.51%), 3.21%, 08/09/19(a)	1,000	1,001,395
4.50%, 01/11/21	1,800	1,851,799
2.50%, 01/19/21	5,500	5,479,071
3.13%, 04/26/21	1,300	1,309,645
Danske Bank A/S(b):
1.65%, 09/06/19	715	711,611
2.75%, 09/17/20	2,000	1,981,489
DNB Bank ASA, 2.38%, 06/02/21(b)	2,439	2,412,195
Fifth Third Bank, 2.20%, 10/30/20	1,000	992,628
HSBC Holdings plc:
(LIBOR USD 3 Month + 2.24%), 4.83%, 03/08/21(a)	2,500	2,579,474
(LIBOR USD 3 Month + 0.60%), 3.28%, 05/18/21(a)	2,715	2,719,241
2.95%, 05/25/21	6,000	6,012,369
(LIBOR USD 3 Month + 0.65%), 3.25%, 09/11/21(a)	1,500	1,502,672
HSBC USA, Inc.:
2.38%, 11/13/19	4,000	3,992,646
(LIBOR USD 3 Month + 0.61%), 3.30%, 11/13/19(a)	1,000	1,003,034
2.35%, 03/05/20	4,000	3,989,613

1

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Short Obligations Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
JPMorgan Chase Bank NA(a):
(LIBOR USD 3 Month + 0.37%), 3.05%, 02/19/21	USD 4,000	$4,004,560
(SOFRATE + 0.61%), 3.09%, 02/19/21	2,500	2,502,182
Lloyds Bank plc, 3.30%, 05/07/21	1,000	1,009,182
Mitsubishi UFJ Trust & Banking Corp., 2.65%, 10/19/20(b)	10,500	10,472,683
Mizuho Bank Ltd.(b):
2.65%, 09/25/19	2,300	2,299,666
2.40%, 03/26/20	2,000	1,995,093
2.70%, 10/20/20	6,800	6,787,771
National Australia Bank Ltd.:
2.25%, 07/01/19(b)	500	499,687
(LIBOR USD 3 Month + 0.24%), 2.83%, 07/25/19(a)(b)	1,500	1,500,804
(LIBOR USD 3 Month + 0.59%), 3.17%, 01/10/20(a)(b)	1,500	1,505,312
2.63%, 07/23/20	1,000	999,486
2.50%, 01/12/21	1,000	994,726
2.63%, 01/14/21	2,000	1,995,958
1.88%, 07/12/21	3,000	2,945,328
3.70%, 11/04/21	1,340	1,367,599
National Bank of Canada, 2.15%, 06/12/20	12,652	12,581,688
Nordea Bank Abp(b):
1.63%, 09/30/19	1,000	995,668
2.13%, 05/29/20	9,215	9,154,406
(LIBOR USD 3 Month + 0.47%), 3.10%, 05/29/20(a)	3,000	3,010,494
2.50%, 09/17/20	2,000	1,991,981
4.88%, 01/14/21	1,350	1,396,578
Royal Bank of Canada, 1.50%, 07/29/19	1,000	997,350
Santander UK plc:
2.35%, 09/10/19	1,500	1,498,253
2.38%, 03/16/20	3,901	3,887,788
2.13%, 11/03/20	610	603,234
(LIBOR USD 3 Month + 0.30%), 3.04%, 11/03/20(a)	500	499,635
Skandinaviska Enskilda Banken AB:
2.30%, 03/11/20	2,000	1,993,645
2.45%, 05/27/20(b)	3,000	2,988,750
(LIBOR USD 3 Month + 0.72%), 3.35%, 12/01/20(a)(b)	3,000	3,017,010
(LIBOR USD 3 Month + 0.43%), 3.11%, 05/17/21(a)(b)	2,000	2,003,786
3.05%, 03/25/22(b)	9,275	9,276,020
Societe Generale SA, 2.63%, 09/16/20(b)	4,123	4,114,692
Sumitomo Mitsui Banking Corp.:
2.25%, 07/11/19	1,000	999,200
2.65%, 07/23/20	4,000	3,995,871
Sumitomo Mitsui Trust Bank Ltd., 1.95%, 09/19/19(b)	200	199,366
Suncorp-Metway Ltd., 2.35%, 04/27/20(b)	6,795	6,753,849
Svenska Handelsbanken AB:
2.25%, 06/17/19	1,500	1,499,062
1.50%, 09/06/19	1,500	1,494,031
(LIBOR USD 3 Month + 0.36%), 2.95%, 09/08/20(a)	395	395,678
3.35%, 05/24/21	1,190	1,203,577
Toronto-Dominion Bank (The), (LIBOR USD 3 Month + 0.43%), 3.03%, 06/11/21(a)	1,500	1,506,807
Wells Fargo & Co.:
Series N, 2.15%, 01/30/20	7,500	7,469,893
(LIBOR USD 3 Month + 1.34%), 3.96%, 03/04/21(a)	2,000	2,034,808

Security	Par (000)	Value

Banks (continued)
Wells Fargo Bank NA:
(LIBOR USD 3 Month + 0.23%), 2.83%, 01/15/20(a)	USD 685	$685,804
3.32%, 07/23/20(c)	1,000	1,006,030
(LIBOR USD 3 Month + 0.50%), 3.09%, 07/23/21(a)	10,000	10,021,957
(LIBOR USD 3 Month + 0.51%), 3.10%, 10/22/21(a)	1,500	1,504,546
3.63%, 10/22/21	5,000	5,090,202
Westpac Banking Corp.:
3.05%, 05/15/20	3,000	3,011,883
2.60%, 11/23/20	9,000	8,984,749

		309,076,877

Capital Markets — 4.0%
Credit Suisse AG:
2.30%, 05/28/19	1,260	1,259,736
4.38%, 08/05/20	7,000	7,137,370
ING Bank NV(b):
2.50%, 10/01/19	2,266	2,263,201
2.45%, 03/16/20	3,000	2,993,890
2.70%, 08/17/20	3,025	3,024,255
2.05%, 08/15/21	4,684	4,598,189
Macquarie Bank Ltd.(b):
2.60%, 06/24/19	742	741,924
2.40%, 01/21/20	4,620	4,608,376
2.85%, 01/15/21	7,000	6,998,482
Morgan Stanley:
2.65%, 01/27/20	3,000	2,998,210
(LIBOR USD 3 Month + 0.55%), 3.25%, 02/10/21(a)	8,000	8,010,643
(LIBOR USD 3 Month + 1.40%), 3.99%, 04/21/21(a)	2,000	2,035,869
UBS AG:
2.38%, 08/14/19	3,050	3,047,960
2.20%, 06/08/20(b)	8,795	8,742,740
(LIBOR USD 3 Month + 0.48%), 3.11%, 12/01/20(a)(b)	5,000	5,009,875

		63,470,720

Consumer Finance — 1.4%
American Honda Finance Corp.:
2.00%, 11/13/19	500	498,479
(LIBOR USD 3 Month + 0.15%), 2.79%, 02/21/20(a)	1,000	1,000,630
3.15%, 01/08/21	1,405	1,417,578
Caterpillar Financial Services Corp.:
2.25%, 12/01/19	2,250	2,243,621
2.00%, 03/05/20	490	487,519
Harley-Davidson Financial Services, Inc.(b):
2.15%, 02/26/20	6,175	6,130,161
(LIBOR USD 3 Month + 0.50%), 3.14%, 05/21/20(a)	2,000	2,001,922
John Deere Capital Corp.:
(LIBOR USD 3 Month + 0.29%), 2.90%, 06/22/20(a)	2,000	2,006,749
(LIBOR USD 3 Month + 0.42%), 3.00%, 07/10/20(a)	2,000	2,007,823
Series 14, 2.45%, 09/11/20	785	783,376
Toyota Motor Credit Corp.:
(LIBOR USD 3 Month + 0.37%), 2.97%, 03/12/20(a)	1,000	1,002,419
(LIBOR USD 3 Month + 0.24%), 2.84%, 07/15/20(a)	2,000	2,001,341
3.05%, 01/08/21	1,220	1,230,211

		22,811,829

2

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Short Obligations Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services — 0.2%(a)
JPMorgan Chase Bank NA:
(SOFRATE + 0.55%), 3.03%, 10/19/20	USD 1,125	$1,125,521
(LIBOR USD 3 Month + 0.28%), 2.60%, 02/01/21	2,000	1,996,700
Siemens Financieringsmaatschappij NV, (LIBOR USD 3 Month + 0.32%), 2.93%, 09/13/19(b)	800	801,176

		3,923,397

Diversified Telecommunication Services — 0.1%
Verizon Communications, Inc., (LIBOR USD 3 Month + 0.55%), 3.21%, 05/22/20(a)	1,640	1,646,363

Electric Utilities — 0.7%
NextEra Energy Capital Holdings, Inc.:
(LIBOR USD 3 Month + 0.32%), 2.93%, 09/03/19(a)	1,555	1,554,959
Series H, 3.34%, 09/01/20	995	1,003,285
(LIBOR USD 3 Month + 0.45%), 3.06%, 09/28/20(a)	5,750	5,749,543
2.90%, 04/01/22	2,225	2,234,619

		10,542,406

Energy Equipment & Services — 0.5%(b)
Schlumberger Finance Canada Ltd., 2.20%, 11/20/20	2,500	2,478,391
Schlumberger Holdings Corp., 3.00%, 12/21/20	5,000	5,015,153

		7,493,544

Entertainment — 0.6%
NBCUniversal Enterprise, Inc., (LIBOR USD 3 Month + 0.40%), 2.99%, 04/01/21(a)(b)	9,000	9,027,951

Food & Staples Retailing — 0.1%
Walmart, Inc., 1.75%, 10/09/19	2,000	1,991,518

Health Care Providers & Services — 0.0%
UnitedHealth Group, Inc., 1.95%, 10/15/20	285	282,324

Household Products — 0.6%
Church & Dwight Co., Inc., 2.45%, 12/15/19	9,800	9,772,610

Industrial Conglomerates — 0.0%
Honeywell International, Inc., 1.80%, 10/30/19	260	259,020

Insurance — 0.5%(b)
Jackson National Life Global Funding, (LIBOR USD 3 Month + 0.30%), 2.90%, 10/15/20(a)	3,000	2,997,986
Suncorp-Metway Ltd.:
2.10%, 05/03/19	1,200	1,199,981
(LIBOR USD 3 Month + 0.50%), 3.09%, 10/19/20(a)	1,500	1,498,995
2.38%, 11/09/20	1,970	1,956,644

		7,653,606

Internet & Direct Marketing Retail — 0.2%
Alibaba Group Holding Ltd., 2.50%, 11/28/19	3,250	3,246,658

Machinery — 0.3%
Caterpillar Financial Services Corp., (LIBOR USD 3 Month + 0.25%), 2.90%, 08/26/20(a)	5,000	5,007,729

Media — 0.2%
Comcast Corp.:
(LIBOR USD 3 Month + 0.33%), 2.92%, 10/01/20(a)	1,500	1,502,817
3.30%, 10/01/20	1,330	1,340,278

		2,843,095

Oil, Gas & Consumable Fuels — 0.0%
TransCanada PipeLines Ltd., (LIBOR USD 3 Month + 0.28%), 2.96%, 11/15/19(a)	625	625,736

Security	Par (000)	Value

Road & Rail — 0.3%
Ryder System, Inc.:
2.65%, 03/02/20	USD 1,000	$998,163
3.50%, 06/01/21	3,799	3,845,850

		4,844,013

Semiconductors & Semiconductor Equipment — 0.6%
Lam Research Corp.:
2.75%, 03/15/20	5,181	5,178,052
2.80%, 06/15/21	4,270	4,279,237

		9,457,289

Thrifts & Mortgage Finance — 0.4%
BPCE SA, 2.25%, 01/27/20	6,000	5,976,000

Total Corporate Bonds — 32.4% (Cost: $513,779,053)		514,631,322

Total Long-Term Investments — 32.7% (Cost: $518,584,014)		519,447,674

Short-Term Securities — 67.3%

Certificates of Deposit — 10.4%

Domestic — 0.3%
Bank of America NA, 2.79%, 07/03/19	2,000	2,001,064
Bank of Nova Scotia, (LIBOR USD 3 Month + 0.18%), 2.86%, 02/18/20(a)	1,000	1,001,094
Nordea Bank Abp, (LIBOR USD 3 Month + 0.27%), 2.97%, 08/10/20(a)	1,000	1,000,626

		4,002,784

Yankee — 10.1%(d)
Banco Santander SA, New York, 3.09%, 01/29/20	4,000	4,011,400
Bank of Montreal, Chicago(a):
(LIBOR USD 1 Month + 0.30%), 2.77%, 06/13/19	500	500,113
(LIBOR USD 1 Month + 0.40%), 2.88%, 12/10/19	2,000	2,003,149
Bank of Nova Scotia, Houston, (LIBOR USD 3 Month + 0.20%), 2.83%, 09/20/19(a)	1,500	1,501,197
Barclays Bank plc, New York:
3.00%, 09/19/19	1,000	1,001,115
(LIBOR USD 3 Month + 0.34%), 2.94%, 10/18/19(a)	1,500	1,501,649
3.06%, 12/05/19	4,000	4,007,395
3.01%, 12/23/19	2,000	2,003,130
3.20%, 01/31/20	2,000	2,005,607
(LIBOR USD 3 Month + 0.50%), 3.19%, 02/07/20(a)	2,000	2,002,052
(LIBOR USD 1 Month + 0.48%), 2.99%, 04/30/20(a)	6,500	6,500,000
Canadian Imperial Bank of Commerce, New York:
(LIBOR USD 3 Month + 0.15%), 2.85%, 05/09/19(a)	2,000	2,000,064
(LIBOR USD 1 Month + 0.30%), 2.78%, 07/25/19(a)	1,500	1,500,688
(LIBOR USD 3 Month + 0.41%), 3.04%, 09/20/19(a)	500	500,716
(LIBOR USD 1 Month + 0.11%), 2.58%, 10/08/19(a)	4,000	4,000,233
3.08%, 10/28/19	1,000	1,002,480
Cooperatieve Rabobank UA, New York, 4.75%, 01/15/20(b)	1,000	1,014,286

3

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Short Obligations Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Yankee (continued)
Credit Agricole Corporate and Investment Bank, New York(a):
(LIBOR USD 3 Month + 0.39%), 3.08%, 05/11/20	USD 1,000	$1,002,063
(LIBOR USD 3 Month + 0.47%), 3.07%, 07/13/20	2,000	2,005,413
(LIBOR USD 3 Month + 0.35%), 2.93%, 07/30/20	11,000	11,013,425
(LIBOR USD 3 Month + 0.29%), 2.94%, 08/25/20	2,000	2,001,020
(LIBOR USD 3 Month + 0.40%), 3.00%, 09/24/20	1,000	1,000,674
(LIBOR USD 3 Month + 0.60%), 3.20%, 01/14/21	2,000	2,004,950
Credit Industriel et Commercial, New York, (LIBOR USD 1 Month + 0.22%), 2.70%, 04/24/20(a)	15,000	14,997,848
Credit Suisse AG, New York:
2.78%, 07/01/19	2,000	2,000,744
(SOFRATE + 0.41%), 2.89%, 02/28/20(a)	2,000	1,999,220
Lloyds Bank Corporate Markets plc, New York:
(LIBOR USD 3 Month + 0.21%), 2.80%, 06/10/19(a)	2,000	2,000,430
2.72%, 04/09/20	4,000	3,999,876
(LIBOR USD 3 Month + 0.52%), 3.11%, 04/26/21(a)	14,000	13,999,970
Lloyds Banking Group plc, New York, 3.05%, 08/06/19	1,000	1,001,132
Mizuho Bank Ltd., New York:
2.71%, 09/23/19	3,000	3,001,542
(LIBOR USD 3 Month + 0.33%), 2.93%, 04/15/20(a)	1,000	1,001,217
MUFG Bank Ltd., New York:
2.90%, 08/15/19(b)	4,000	4,003,911
(LIBOR USD 3 Month + 0.45%), 3.05%, 09/09/19(a)	500	500,821
(LIBOR USD 3 Month + 0.10%), 2.68%, 10/24/19(a)	2,000	2,000,948
2.72%, 02/24/20(b)	4,000	4,002,382
2.84%, 02/24/20(b)	4,000	4,003,042
(LIBOR USD 3 Month + 0.50%), 3.08%, 01/25/21(a)	1,000	1,002,355
Natixis SA, New York(a):
(LIBOR USD 3 Month + 0.18%), 2.79%, 06/06/19	1,500	1,500,260
(LIBOR USD 3 Month + 0.07%), 2.81%, 11/07/19	2,500	2,500,124
(LIBOR USD 3 Month + 0.39%), 2.98%, 07/23/20	3,000	3,001,434
Skandinaviska Enskilda Banken AB, New York, (LIBOR USD 3 Month + 0.12%), 2.71%, 06/14/19(a)	2,000	2,000,263
Societe Generale, New York:
2.88%, 02/06/20	2,000	2,003,910
2.80%, 03/13/20	2,000	2,002,769
Sumitomo Mitsui Banking Corp., New York(a):
(LIBOR USD 3 Month + 0.46%), 3.14%, 05/15/19	1,000	1,000,160
(LIBOR USD 3 Month + 0.45%), 3.05%, 09/05/19	1,000	1,001,429
(LIBOR USD 3 Month + 0.41%), 3.02%, 06/18/20	7,000	7,010,038
(LIBOR USD 3 Month + 0.42%), 3.00%, 07/24/20	2,000	2,003,382

Security	Par (000)	Value

Yankee (continued)
(LIBOR USD 3 Month + 0.39%), 3.08%, 02/12/21	USD 4,000	$4,002,758
Sumitomo Mitsui Trust Bank Ltd., New York(a):
(LIBOR USD 3 Month + 0.20%), 2.88%, 08/16/19	2,000	2,000,741
(LIBOR USD 3 Month + 0.24%), 2.83%, 01/15/20	2,000	2,001,873
(LIBOR USD 3 Month + 0.19%), 2.84%, 02/25/20	4,000	4,001,273
(LIBOR USD 3 Month + 0.20%), 2.81%, 05/18/20	5,000	4,999,930
Svenska Handelsbanken, New York, (LIBOR USD 1 Month + 0.30%), 2.77%, 08/06/19(a)	2,000	2,001,195
Toronto-Dominion Bank, New York, 3.02%, 09/18/19	2,000	2,003,527

		160,633,323

Total Certificates of Deposit — 10.4% (Cost: $164,530,687)		164,636,107

Commercial Paper — 53.5%
ABN AMRO Funding USA LLC, 2.73%, 12/09/19(e)	4,000	3,934,116
Altria Group, Inc.(e):
2.69%, 05/06/19	15,000	14,993,458
2.68%, 05/09/19	15,000	14,990,156
American Electric Power Co., Inc., 2.74%, 05/14/19(e)	20,000	19,979,404
Anheuser-Busch InBev Worldwide, Inc., 2.74%, 07/22/19(e)	15,000	14,906,452
Antalis SA, 2.94%, 05/02/19(e)	1,000	999,864
AstraZeneca plc(e):
3.10%, 07/08/19 - 07/15/19	9,818	9,764,897
3.09%, 07/23/19	2,000	1,987,167
AT&T, Inc.(e):
2.99%, 05/28/19	3,000	2,993,709
2.76%, 06/26/19	20,000	19,912,252
2.82%, 07/29/19	4,000	3,971,400
Atlantic Asset Securitization LLC, 3.08%, 07/02/19(e)	2,000	1,991,030
Barclays Bank plc(e):
2.79%, 10/02/19(b)	4,000	3,952,949
3.35%, 11/15/19	2,000	1,970,006
Baxter International, Inc., 2.66%, 05/01/19(e)	15,000	14,998,910
Bedford Row Funding Corp., 2.91%, 09/12/19(e)	500	495,191
Bell Canada, Inc.(e):
2.98%, 06/11/19	3,000	2,990,459
3.06%, 07/08/19	2,000	1,989,435
3.01%, 08/01/19	5,000	4,964,169
2.90%, 08/02/19	5,500	5,460,148
3.00%, 08/06/19	2,000	1,984,859
2.90%, 08/09/19	3,000	2,976,560
2.89%, 08/14/19	8,000	7,934,256
2.88%, 08/21/19	5,000	4,956,040
BP Capital Markets plc, 2.97%, 03/02/20(e)	8,000	7,810,069
BPCE SA, 3.00%, 06/21/19(e)	1,000	996,471
Cancara Asset Securitisation LLC, 2.94%, 05/09/19(b)(e)	1,000	999,384
CenterPoint Energy, Inc.(e):
2.83%, 05/03/19	9,350	9,347,962
2.84%, 05/06/19	4,000	3,998,254
2.76%, 05/15/19	15,000	14,983,563
2.81%, 05/31/19	4,000	3,990,759
Chariot Funding LLC, 3.08%, 07/12/19(e)	1,000	994,896
Coca-Cola Co. (The), 3.07%, 12/09/19(e)	4,000	3,935,850

4

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Short Obligations Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Paper (continued)
Comcast Corp., 2.69%, 05/17/19(e)	USD 15,000	$14,981,123
Credit Suisse First Boston Ltd.(e):
3.00%, 07/15/19	1,000	994,667
2.95%, 09/27/19	1,000	989,250
DNB Bank ASA, 3.11%, 10/11/19(e)	6,000	5,930,710
Duke Energy Corp., 2.86%, 08/16/19(e)	4,000	3,965,752
Electricite de France SA, 2.63%, 05/17/19(e)	20,000	19,974,831
Enbridge, Inc.(e):
2.79%, 05/10/19	3,250	3,247,619
2.79%, 05/13/19	5,000	4,995,224
2.74%, 05/15/19	5,900	5,893,485
2.99%, 05/28/19	7,250	7,234,781
3.01%, 06/10/19	3,000	2,990,724
3.03%, 06/13/19	2,750	2,740,861
2.81%, 06/17/19	6,000	5,978,192
2.95%, 07/01/19	3,000	2,985,766
Enterprise Products Operating LLC(e):
2.71%, 05/01/19	4,000	3,999,710
2.72%, 05/07/19	4,000	3,997,954
Federation des Caisses Desjardins du Quebec(e):
3.04%, 08/08/19	2,000	1,985,816
3.07%, 08/12/19	2,000	1,985,238
Florida Power & Light Co., 2.69%, 05/16/19(e)	8,000	7,990,396
General Mills, Inc., 2.82%, 06/24/19(e)	14,000	13,941,394
Hitachi Capital America Corp.(e):
2.79%, 05/06/19	7,500	7,496,730
2.77%, 05/13/19	12,334	12,322,228
2.71%, 05/22/19	10,000	9,983,531
HSBC USA, Inc., 3.01%, 08/15/19(e)	1,000	992,272
Hyundai Capital America(e):
2.89%, 05/13/19	5,000	4,995,224
2.82%, 05/23/19	3,000	2,994,835
2.79%, 07/22/19	8,000	7,948,153
ING US Funding LLC, (LIBOR USD 1 Month + 0.18%), 2.68%, 12/02/19(a)	3,505	3,505,471
Jupiter Securitization Co. LLC, 2.96%, 10/15/19(e)	4,000	3,951,541
Keurig Dr Pepper, Inc.(e):
2.81%, 05/20/19	4,000	3,994,051
2.71%, 06/04/19	3,950	3,939,585
Keurig Dr. Pepper, Inc., 2.78%, 06/21/19(e)	5,000	4,980,197
Lloyds Bank plc, 2.85%, 05/24/19(e)	1,000	998,343
LMA-Americas LLC(e):
2.76%, 08/05/19	2,000	1,986,096
2.81%, 11/08/19	4,000	3,944,299
Macquarie Bank Ltd.(e):
3.07%, 08/02/19	1,000	993,276
3.24%, 10/11/19	1,000	987,996
3.22%, 11/07/19	2,000	1,971,934
Matchpoint Finance plc, 3.03%, 06/04/19(e)	1,000	997,495
Mondelez International, Inc.(e):
3.00%, 06/04/19	2,500	2,493,420
2.72%, 06/10/19	5,000	4,984,540
2.83%, 06/17/19	4,000	3,985,461
Nationwide Building Society(b)(e):
2.75%, 09/16/19	2,500	2,473,928
2.71%, 09/17/19	3,000	2,968,500
NextEra Energy Capital Holdings, Inc.(e):
2.76%, 06/20/19	4,000	3,984,519
2.80%, 06/26/19	4,899	4,877,715
2.79%, 07/10/19	5,000	4,972,596
Nissan Motor Acceptance Corp.(e):
2.77%, 06/03/19	4,000	3,990,446
2.89%, 08/26/19	8,000	7,930,327
3.15%, 09/16/19	10,800	10,688,536

Security	Par (000)	Value

Commercial Paper (continued)
Nordea Bank Abp, 2.68%, 04/27/20(e)	USD 5,000	$4,866,446
Northrop Grumman Corp., 2.89%, 06/19/19(e)	11,000	10,958,139
Nutrien Ltd., 2.63%, 05/03/19(e)	25,000	24,994,458
Old Line Funding LLC, 2.95%, 05/28/19(e)	2,000	1,996,131
Oncor Electric Delivery Co. LLC:
2.71%, 05/01/19 - 05/17/19(e)	20,000	19,989,688
Parker-Hannifin Corp.(e):
2.75%, 05/29/19	5,000	4,989,737
2.71%, 06/21/19	20,000	19,925,207
Reckitt Benckiser Treasury Services plc(e):
2.84%, 06/04/19 - 07/18/19	14,000	13,938,664
2.71%, 06/21/19	8,000	7,971,238
2.82%, 07/25/19	5,000	4,969,936
Ridgefield Funding Co. LLC(b)(e):
2.94%, 05/07/19	2,000	1,999,024
3.05%, 06/11/19	1,000	997,046
Rogers Communications, Inc.,
2.71%, 05/02/19(e)	8,000	7,998,837
Royal Bank of Canada, (LIBOR USD 3 Month + 0.21%), 2.80%, 01/07/20(a)	1,000	1,001,220
Ryder System, Inc.:
2.71%, 05/09/19 - 05/24/19(e)	23,500	23,467,441
Salisbury Receivables Co. LLC,
3.23%, 08/23/19(e)	2,000	1,983,689
Schlumberger Holdings Corp.,
2.81%, 06/18/19(e)	2,500	2,490,693
Societe Generale SA:
2.90%, 08/05/19(e)	750	744,878
3.04%, 08/26/19(e)	1,750	1,735,551
3.25%, 10/15/19(e)	1,000	988,184
3.22%, 10/31/19(e)	1,500	1,479,807
(LIBOR USD 1 Month + 0.53%), 3.01%, 12/16/19(a)	1,000	1,002,367
Starbird Funding Corp., 2.94%, 05/13/19(e)	2,000	1,998,218
Suncor Energy, Inc.(e):
2.98%, 05/02/19	4,000	3,999,418
2.94%, 05/15/19	2,000	1,997,792
2.90%, 05/28/19	3,000	2,993,702
2.87%, 06/03/19	3,000	2,992,336
2.84%, 06/17/19	4,000	3,985,461
2.84%, 07/05/19	2,000	1,989,858
2.83%, 07/16/19	5,000	4,970,109
2.81%, 07/24/19	6,000	5,960,093
Suncorp-Metway Ltd.(e):
2.78%, 05/16/19	2,000	1,997,690
2.90%, 07/10/19	1,500	1,492,081
2.67%, 09/24/19	3,000	2,966,459
TELUS Corp.(e):
3.01%, 05/01/19	3,000	2,999,782
2.80%, 05/30/19	3,800	3,791,450
2.77%, 06/05/19	17,000	16,953,964
2.98%, 06/27/19	3,000	2,986,728
Toyota Industries Commercial Finance, Inc., 2.74%, 11/29/19(b)(e)	5,000	4,925,125
TransCanada PipeLine USA Ltd.(e):
2.79%, 05/21/19	6,899	6,888,158
2.84%, 06/24/19	4,000	3,983,256
TransCanada PipeLines Ltd.(e):
2.90%, 05/09/19	2,000	1,998,682
2.87%, 05/13/19	3,000	2,997,135
2.89%, 05/29/19	4,000	3,991,303
2.81%, 06/12/19	15,300	15,250,347
2.95%, 07/08/19	3,000	2,984,050

5

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Short Obligations Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Paper (continued)
UBS AG(a):
(LIBOR USD 1 Month + 0.40%), 2.89%, 07/02/19	USD 1,000	$1,000,673
(LIBOR USD 3 Month + 0.32%), 2.95%, 12/19/19	2,000	2,003,368
Verizon Communications, Inc., 2.70%, 06/10/19(e)	12,967	12,926,905
Virginia Electric & Power Co., 2.66%, 06/10/19(e)	10,000	9,968,965
VW Credit, Inc.(e):
2.73%, 05/08/19	5,000	4,997,074
2.71%, 05/10/19	5,000	4,996,338
3.07%, 09/23/19	3,500	3,458,524
3.03%, 10/07/19	5,000	4,934,378
3.02%, 10/23/19	10,000	9,853,773
3.28%, 12/04/19	6,600	6,479,820
Walgreens Boots Alliance, Inc.(e):
3.29%, 05/09/19	4,000	3,997,365
3.12%, 05/24/19	7,000	6,987,419
3.36%, 07/17/19	1,000	993,938
3.14%, 08/12/19	2,000	1,983,539
3.10%, 09/09/19	3,000	2,968,166
3.21%, 10/01/19	2,000	1,974,855
Waste Management, Inc., 2.65%, 05/10/19(e)	20,000	19,985,406

Security	Par (000)	Value

Commercial Paper (continued)
Welltower, Inc., 2.76%, 05/30/19(e)	USD 20,000	$19,955,000
Westpac Banking Corp., (LIBOR USD 3 Month + 0.18%), 2.76%, 10/31/19(a)	1,000	1,000,791

Total Commercial Paper — 53.5% (Cost: $849,213,805)		849,338,708

	Shares

Money Market Funds — 0.6%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 2.32%(f)(g)	9,447,182	9,447,182

Total Money Market Funds — 0.6% (Cost: $9,447,182)		9,447,182

Total Repurchase Agreements — 2.8% (Cost: $44,000,000)		44,000,000

Total Short-Term Securities — 67.3% (Cost: $1,067,191,674)		1,067,421,997

Total Investments — 100.0% (Cost: $1,585,775,688)		1,586,869,671

Liabilities in Excess of Other Assets — (0.0)%		(707,429)

Net Assets — 100.0%		$1,586,162,242

(a)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Variable rate security. Rate shown is the rate in effect as of period end.
(d)	Issuer is a U.S. branch of a foreign domiciled bank.
(e)	Rates are the current rate or a range of current rates as of period end.
(f)	Annualized 7-day yield as of period end.
(g)

During the period ended April 30, 2019, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 07/31/18	Net Activity	Shares Held at 04/30/19	Value at 04/30/19	Income	Net Realized Gain (Loss	) (a)	Change in Unrealized Appreciation (Depreciation	)
BlackRock Liquidity Funds, T-Fund, Institutional Class	208,535	9,238,647	9,447,182	$9,447,182	$31,653	$—		$—

(a)	Includes net capital gain distributions, if applicable.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Repurchase Agreements

	Repurchase Agreements							Collateral
Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received, At Value
Barclays Bank plc	3.16%	(a)	04/30/19	08/04/19	$5,000	$5,000	$ 5,042,133	Corporate/Debt Obligation, 4.08%, due 10/25/58	$ 5,951,632	$ 5,350,000

6

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Short Obligations Fund

	Repurchase Agreements							Collateral
Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received, At Value
Citigroup Global Markets, Inc.	2.98	%(a)	04/30/19	07/05/19	$1,000	$1,000	$ 1,005,463	Corporate/Debt Obligations, 2.63% to 6.85%, due 12/20/21 to 12/01/49	$ 1,035,054	$1,070,000
	3.08	(a)	04/30/19	08/04/19	6,000	6,000	6,049,264	Corporate/Debt Obligations, 1.58% to 4.00%, due 07/15/21 to 10/25/58	6,448,283	6,420,001

Total Citigroup Global Markets, Inc.						$7,000				$7,490,001

Credit Suisse Securities USA LLC	2.94	(a)	04/30/19	06/05/19	1,000	1,000	1,002,936	Corporate/Debt Obligations, 2.67% to 5.93%, due 07/25/36 to 05/16/42	11,677,603	1,150,000

JP Morgan Securities LLC	2.75		04/30/19	05/01/19	4,500	4,500	4,500,344	U.S. Treasury Obligations, 0.13% to 8.75%, due 06/30/19 to 02/15/49	4,616,700	4,590,004
	2.98	(a)	04/30/19	07/31/19	4,000	4,000	4,030,452	Corporate/Debt Obligations, 0.33% to 10.50%, due 07/15/23 to 01/15/49	4,520,973	4,476,714
	2.98		02/13/19	05/13/19	4,000	4,000	4,029,469	Corporate/Debt Obligations, 0.35% to 5.68%, due 04/24/48 to 12/31/99	4,393,710	4,388,874

Total JP Morgan Securities LLC						$12,500				$13,455,592

Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.83	(a)	04/30/19	06/05/19	10,000	10,000	10,028,300	Corporate/Debt Obligation, 4.38%, due 01/23/31	9,968,687	10,500,000
	3.03	(a)	04/30/19	06/15/19	1,000	1,000	1,003,872	Corporate/Debt Obligations, 3.23% to 4.63%, due 01/25/23 to 06/25/43	1,087,000	1,078,462
	3.13	(a)	04/30/19	07/05/19	4,000	4,000	4,022,953	Corporate/Debt Obligation, 4.63%, due 01/25/23	4,212,000	4,400,297

Total Merrill Lynch, Pierce, Fenner & Smith, Inc.						$15,000				$15,978,759

Mizuho Securities USA LLC	3.03	(a)	04/30/19	06/05/19	3,500	3,500	3,510,598	Corporate/Debt Obligation, 0.00%, due 08/25/50	7,933,921	3,675,000

						$44,000				$47,099,352

(a)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

7

Schedule of Investments (unaudited) (continued) April 30, 2019	BlackRock Short Obligations Fund

Glossary of Terms Used in this Report

Currency

USD	United States Dollar

Portfolio Abbreviations

LIBOR	London Interbank Offered Rate

SOFRATE	Secured Overnight Financing Rate

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments (a)	$—	$519,447,674	$—	$519,447,674
Short-Term Securities:
Certificates of Deposit	—	164,636,107	—	164,636,107
Commercial Paper	—	849,338,708	—	849,338,708
Money Market Funds	9,447,182	—	—	9,447,182
Repurchase Agreements	—	44,000,000	—	44,000,000

	$9,447,182	$1,577,422,489	$—	$1,586,869,671

(a)	See above Schedule of Investments for values in each security type. Investments categorized as Level 2 are included in security type.

8